Share Capital and Share-based Payments - Disclosure of DSUs activity (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	332,242	280,738
Granted (in shares)	87,545	138,284
Redeemed (in shares)	(32,646)	(86,780)
Outstanding - ending balance (in shares)	387,141	332,242